ASSET RETIREMENT OBLIGATIONS (Tables)	12 Months Ended
Mar. 31, 2012
Reconciliation of Beginning and Ending Aggregate Carrying Amount of Asset Retirement Obligation

A reconciliation of the beginning and ending aggregate carrying amount of the asset retirement obligation was as follows:

	Millions of Yen		Thousands of U.S. Dollars
	2012	2011	2012

Balance at the beginning of the year	¥663	¥594	$8,045
Accretion expense	6	20	73
Liabilities incurred	78	231	946
Liabilities settled	(86)	(177)	(1,043)
Changes due to translation of foreign currencies		(5)

Balance at the end of the year	¥661	¥663	$8,021